GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.13%
17,979	Ashland Global Holdings Inc	$ 1,595,996
221,409	Axalta Coating Systems Ltd(a)	6,549,278
52,191	Celanese Corp	7,818,734
100,523	CF Industries Holdings Inc	4,561,734
43,149	Huntsman Corp	1,243,986
25,422	International Flavors & Fragrances Inc	3,549,165
163,014	Mosaic Co	5,152,873
12,596	NewMarket Corp	4,788,495
67,567	Olin Corp	2,565,519
25,604	Reliance Steel & Aluminum Co	3,899,233
39,745	RPM International Inc	3,650,578
20,523	Westlake Chemical Corp	1,822,237
		47,197,828
Communications — 6.27%
50,850	EchoStar Corp Class A(a)	1,220,400
5,835	Etsy Inc(a)	1,176,744
12,834	Facebook Inc Class A(a)	3,779,998
68,980	Fox Corp Class A	2,490,868
39,289	Fox Corp Class B	1,372,365
31,522	Liberty Global PLC Class C(a)	805,072
227,157	News Corp Class A	5,776,602
38,991	Nexstar Broadcasting Group Inc Class A	5,475,506
98,674	Omnicom Group Inc	7,316,677
41,024	Pinterest Inc Class A(a)	3,037,007
4,088	Trade Desk Inc Class A(a)	2,663,986
9,034	TripAdvisor Inc(a)	485,939
21,377	VeriSign Inc(a)	4,248,892
11,237	Wayfair Inc Class A(a)	3,536,846
37,937	Zillow Group Inc Class C(a)(b)	4,918,153
		48,305,055
Consumer, Cyclical — 13.29%
32,417	Capri Holdings Ltd(a)	1,653,267
1,714	Chipotle Mexican Grill Inc(a)	2,435,285
7,926	Choice Hotels International Inc	850,381
36,237	Darden Restaurants Inc	5,145,654
78,436	Dick's Sporting Goods Inc	5,972,901
64,184	Dolby Laboratories Inc Class A	6,336,244
87,466	DR Horton Inc	7,794,970
890,663	Ford Motor Co(a)	10,910,622
185,610	Gentex Corp	6,620,709
87,979	Kohl's Corp	5,244,428
121,079	L Brands Inc(a)	7,489,947
13,623	Lennar Corp Class A	1,379,056
28,805	Lions Gate Entertainment Corp Class A(a)(b)	430,635
121,071	Lions Gate Entertainment Corp Class B(a)	1,561,816
44,639	Nordstrom Inc	1,690,479
38,303	PACCAR Inc	3,559,115
7,060	Penn National Gaming Inc(a)	740,170
8,794	Planet Fitness Inc Class A(a)	679,776
21,467	Polaris Inc	2,865,844
Shares		Fair Value
Consumer, Cyclical — (continued)
95,867	Skechers USA Inc Class A(a)	$ 3,998,613
156,477	Tapestry Inc	6,448,417
83,724	Toll Brothers Inc	4,749,663
1,842	Travel + Leisure Co	112,657
18,389	Vail Resorts Inc	5,363,336
20,664	Watsco Inc	5,388,138
14,250	Williams-Sonoma Inc	2,553,600
5,458	Wyndham Hotels & Resorts Inc	380,859
		102,356,582
Consumer, Non-Cyclical — 14.05%
26,510	Alkermes PLC(a)	495,207
10,510	AMERCO	6,438,426
16,259	Anthem Inc	5,836,168
30,152	Archer-Daniels-Midland Co	1,718,664
6,913	Chemed Corp	3,178,736
19,196	Cooper Cos Inc	7,372,992
32,613	CoreLogic Inc	2,584,580
39,686	Encompass Health Corp	3,250,283
19,351	Euronet Worldwide Inc(a)	2,676,243
89,019	H&R Block Inc	1,940,614
64,727	Hain Celestial Group Inc(a)	2,822,097
22,533	HCA Healthcare Inc	4,243,865
94,977	Herbalife Nutrition Ltd(a)	4,213,180
72,878	Hologic Inc(a)	5,420,666
70,649	Ingredion Inc	6,352,758
6,845	IQVIA Holdings Inc(a)	1,322,043
29,841	Jazz Pharmaceuticals PLC(a)	4,904,965
26,739	Johnson & Johnson	4,394,555
49,501	Macquarie Infrastructure Corp	1,574,627
18,247	ManpowerGroup Inc	1,804,628
2,667	Molina Healthcare Inc(a)	623,438
5,438	PayPal Holdings Inc(a)	1,320,564
128,964	Perrigo Co PLC	5,219,173
14,063	Quidel Corp(a)(b)	1,799,080
3,737	Teleflex Inc	1,552,574
15,796	United Rentals Inc(a)	5,201,781
51,334	Universal Health Services Inc Class B	6,847,442
4,278	Vertex Pharmaceuticals Inc(a)	919,299
12,300	West Pharmaceutical Services Inc	3,465,894
14,762	WEX Inc(a)	3,088,506
36,093	Zoetis Inc	5,683,926
		108,266,974
Energy — 3.60%
68,633	APA Corp	1,228,531
148,312	Baker Hughes Co	3,205,022
33,959	Cimarex Energy Co	2,016,825
45,869	Diamondback Energy Inc	3,370,913
11,370	EOG Resources Inc	824,666
190,733	Halliburton Co	4,093,130
105,699	Hess Corp	7,479,261
64,776	NOV Inc	888,727
20,151	Pioneer Natural Resources Co	3,200,382

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
43,875	Targa Resources Corp	$ 1,393,031
		27,700,488
Financial — 30.31%
110,761	AGNC Investment Corp REIT	1,856,354
104,518	Air Lease Corp	5,121,382
2,325	Alleghany Corp(a)	1,456,124
172,708	Ally Financial Inc	7,808,129
51,373	American Financial Group Inc	5,861,659
104,444	American Homes 4 Rent REIT Class A	3,482,163
9,330	Ameriprise Financial Inc	2,168,759
197,636	Arch Capital Group Ltd(a)	7,583,293
36,120	AvalonBay Communities Inc REIT	6,664,501
259,647	Brandywine Realty Trust REIT	3,352,043
50,323	Brighthouse Financial Inc(a)	2,226,793
63,968	Camden Property Trust REIT	7,030,723
35,801	Capital One Financial Corp	4,554,961
62,936	CubeSmart REIT	2,380,869
67,293	Duke Realty Corp REIT	2,821,596
102,827	Equity LifeStyle Properties Inc REIT	6,543,910
46,377	Evercore Inc Class A	6,109,706
5,541	Everest Re Group Ltd	1,373,115
22,325	Extra Space Storage Inc REIT	2,959,179
112,736	First American Financial Corp	6,386,494
137,151	First Industrial Realty Trust Inc REIT	6,280,144
5,733	First Republic Bank	955,978
61,028	FNB Corp	775,056
99,532	Gaming & Leisure Properties Inc REIT	4,223,143
70,733	Globe Life Inc	6,834,930
220,838	Healthcare Trust of America Inc REIT Class A	6,090,712
145,978	Highwoods Properties Inc REIT	6,268,295
6,178	Interactive Brokers Group Inc Class A	451,241
227,352	Invitation Homes Inc REIT	7,272,991
195,043	Jefferies Financial Group Inc	5,870,794
75,778	KeyCorp	1,514,044
28,996	Kilroy Realty Corp REIT	1,903,007
35,919	Lamar Advertising Co REIT Class A	3,373,512
5,146	Mid-America Apartment Communities Inc REIT	742,877
1,118	Northern Trust Corp	117,513
290,229	Old Republic International Corp	6,338,601
97,754	Paramount Group Inc REIT	990,248
39,998	Primerica Inc	5,912,504
8,091	Prosperity Bancshares Inc	605,935
21,477	Regions Financial Corp	443,715
180,728	Santander Consumer USA Holdings Inc	4,890,500
19,459	SEI Investments Co	1,185,637
42,680	SL Green Realty Corp REIT	2,987,173
Shares		Fair Value
Financial — (continued)
208,450	Starwood Property Trust Inc REIT	$ 5,157,053
108,297	State Street Corp	9,098,031
19,879	Sun Communities Inc REIT	2,982,645
206,569	Synchrony Financial	8,399,096
46,402	UDR Inc REIT	2,035,192
139,450	Umpqua Holdings Corp	2,447,348
176,330	VEREIT Inc REIT	6,809,865
106,415	Voya Financial Inc	6,772,251
93,489	W R Berkley Corp	7,044,396
68,844	Western Alliance Bancorp	6,501,627
266,126	Western Union Co	6,562,667
108,364	Zions Bancorp NA	5,955,685
		233,536,159
Industrial — 17.24%
72,132	AECOM(a)	4,624,383
60,825	AMETEK Inc	7,769,177
19,997	Arrow Electronics Inc(a)	2,216,068
60,769	Clean Harbors Inc(a)	5,108,242
103,120	Donaldson Co Inc	5,997,459
48,489	Eagle Materials Inc	6,517,406
63,189	frontdoor Inc(a)	3,396,409
200,892	GrafTech International Ltd	2,456,909
136,922	Howmet Aerospace Inc(a)	4,399,304
29,716	Huntington Ingalls Industries Inc	6,117,039
126,270	Jabil Inc	6,586,243
13,959	Kansas City Southern	3,684,059
55,577	Knight-Swift Transportation Holdings Inc	2,672,698
12,435	Landstar System Inc	2,052,521
20,164	Lennox International Inc	6,282,901
24,693	Lincoln Electric Holdings Inc	3,035,757
19,823	Martin Marietta Materials Inc	6,656,960
111,339	Masco Corp	6,669,206
210,924	MDU Resources Group Inc	6,667,308
5,287	Mettler-Toledo International Inc(a)	6,110,133
26,493	Old Dominion Freight Line Inc	6,369,182
16,513	Owens Corning	1,520,682
33,016	Parker-Hannifin Corp	10,414,237
8,260	Snap-on Inc	1,905,912
18,110	Teledyne Technologies Inc(a)	7,491,202
36,275	Vulcan Materials Co	6,121,406
		132,842,803
Technology — 3.88%
63,630	Activision Blizzard Inc	5,917,590
34,294	Amdocs Ltd	2,405,724
11,781	Applied Materials Inc	1,573,941
1,672	Aspen Technology Inc(a)	241,320
16,173	Entegris Inc	1,808,141
26,561	NXP Semiconductors NV	5,347,792
10,379	SS&C Technologies Holdings Inc	725,181

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
24,507	Take-Two Interactive Software Inc(a)	$ 4,330,387
107,857	Western Digital Corp	7,199,455
35,985	Zynga Inc Class A(a)	367,407
		29,916,938
Utilities — 4.26%
294,935	AES Corp	7,907,208
5,864	Alliant Energy Corp	317,594
6,151	DTE Energy Co	818,944
50,243	Entergy Corp	4,997,671
122,342	Evergy Inc	7,283,019
35,062	Hawaiian Electric Industries Inc	1,557,805
288,592	NiSource Inc	6,957,953
91,830	OGE Energy Corp	2,971,619
		32,811,813
TOTAL COMMON STOCK — 99.03% (Cost $646,649,667)		$762,934,640
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,450,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	1,450,000
350,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.04%(d)	350,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $1,800,000)		$1,800,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.67%
$208,656	Repurchase agreement (principal amount/value $208,656 with a maturity value of $208,656) with Bank of Montreal, 0.01%, dated 3/31/21 to be repurchased at $208,656 on 4/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 10/1/30 - 4/1/51, with a value of $212,830.(c)	208,656
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,659,327	Undivided interest of 3.80% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $1,659,327 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(c)	$ 1,659,327
1,659,327	Undivided interest of 3.96% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,659,327 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	1,659,327
1,659,327	Undivided interest of 5.77% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $1,659,327 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(c)	1,659,327
TOTAL SHORT TERM INVESTMENTS — 0.67% (Cost $5,186,637)		$5,186,637
TOTAL INVESTMENTS — 99.94% (Cost $653,636,304)		$769,921,277
OTHER ASSETS & LIABILITIES, NET — 0.06%		$485,259
TOTAL NET ASSETS — 100.00%		$770,406,536

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2021.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P Mid 400® Emini Futures	7	USD	1,823,710	June 2021	$(24,590)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 17 futures contracts for the reporting period.

March 31, 2021